Convertible Notes Payable (Details) $ in Thousands, $ in Thousands			12 Months Ended
	Oct. 31, 2023 CAD ($)	Oct. 31, 2023 USD ($)	May 31, 2024 CAD ($)	May 31, 2023 CAD ($)
Convertible Notes Payable [Line Items]
Proceeds from convertible notes payable			$ 6,700	$ 1,035
Interest rate	10.00%	10.00%
Convertible common shares (in Dollars)			1,496
Interest expenses			$ 143
Convertible Notes Payable [Member]
Convertible Notes Payable [Line Items]
Proceeds from convertible notes payable	$ 6,700			$ 1,035
Convertible Common Stock [Member]
Convertible Notes Payable [Line Items]
Convertible common shares (in Dollars)		$ 5,000